OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Committed time charter revenues	A summary for the six months ended June 30, 2026 and 2025 is shown below:

(in thousands of $)	Six months ended
	June 30,
	2026	2025
Vessel operating revenues(1) (2) (3)	187,256	174,420

(1) Vessel operating revenues include $6.5 million (2025 - $3.6 million) EUA revenues arising under the time charter agreements with charterers. The EUAs receivable from our charterers, and due to be surrendered to the EU authorities in September 2027.

(2) Vessel operating revenues include $0.8 million (2025: $1.5 million) in variable lease payments, as further described in Note 2 of our Form 20-F for the year ended December 31, 2025, filed with the SEC on February 27, 2026.

(3) Additionally, vessel operating revenues include $1.2 million (2025: nil) of other compensation received from charterers in relation to time charter agreements.

The minimum contractual undiscounted cashflows under non-cancellable operating leases to be received on time charters in respect of our Fleet as of June 30, 2026, were as follows:

(in thousands of $)
1 year	319,910
2 years	259,706
3 years	242,401
4 years	189,792
5 years	187,323
Thereafter	394,316
Total	1,593,448